Additional Financial Information (Consolidated Statements Of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Additional Financial Information [Abstract]
Interest	$ 4,822	$ 4,099	$ 4,302
Income taxes, net of refunds	$ 1,851	$ 1,532	$ 1,985